Post-employment Benefits - Funded status (Details) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Post-employment pension plans.
Unfunded status of the plan assets	$ 771,468	$ 1,913,680	$ 2,080,651
Pensions
Post-employment pension plans.
Unfunded status of the plan assets	267,345	1,463,805
Seniority Premiums
Post-employment pension plans.
Unfunded status of the plan assets	$ 504,123	$ 449,875